Inventories (Schedule of Inventories) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Inventories [Abstract]
Raw materials	$ 554	$ 501
Finished goods	63
Work in progress	53	236
Subtotal	670	737
Less: inventory reserve	(48)	(12)
Inventory, net	$ 622	$ 725